Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2025, the following table sets forth the Company’s principal subsidiaries, principal VIEs and VIEs’ subsidiaries:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Principal Subsidiaries
Cheerbright International Holdings Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Media Limited (“Autohome Media”)	October 18, 2013	Hong Kong	100%
TTP Car Inc. (“TTP”)	June 12, 2015	Cayman Islands	51%
Auto Pai Ltd.	September 25, 2020	British Virgin Islands	100%
TTP Car (HK) Limited	June 23, 2015	Hong Kong	51%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	Mainland China	100%
Autohome Shanghai Advertising Co., Ltd. (“Shanghai Advertising”)	September 29, 2013	Mainland China	100%
Beijing Prbrownies Software Co., Ltd.	November 12, 2013	Mainland China	100%
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	Mainland China	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	Mainland China	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	Mainland China	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	Mainland China	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	Mainland China	100%
Tianjin Autohome Software Co., Ltd.	October 15, 2018	Mainland China	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	Mainland China	100%
Shanghai Chezhitong Information Technology Co., Ltd.	September 16, 2020	Mainland China	100%
Shanghai Jinpai E-commerce Co., Ltd. (“TTP WFOE”)	July 31, 2015	Mainland China	51%
Hubei Chezhihui Media Co., Ltd.	August 17, 2022	Mainland China	100%
Beijing Chezhihui Information Technology Co., Ltd.	December 12, 2022	Mainland China	100%

Principal VIEs and VIEs’ subsidiaries	Date of incorporation or acquisition	Place of incorporation	Percentage of indirect economic interest
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	Mainland China	100%
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	Mainland China	100%
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	Mainland China	100%
Shanghai Jinyou Auto Technology Consultant Co., Ltd. (“Shanghai Jinyou”)	December 3, 2021	Mainland China	51%

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following tables set forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows.

	Year ended December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Current assets	577,206	545,272	77,973
Non-current assets	1,695,351	1,606,258	229,692
Total assets	2,272,557	2,151,530	307,665
Accrued expenses and other payables	245,920	223,819	32,005
Advance from customers	61,037	59,806	8,552
Deferred revenue	31,498	62,427	8,927
Inter-company payables	415,436	375,734	53,730
Total current liabilities	753,891	721,786	103,214
Other liabilities	3,533	966	138
Deferred tax liabilities	19,128	8,017	1,146
Total non-current liabilities	22,661	8,983	1,284
Total liabilities	776,552	730,769	104,498
Net assets	1,496,005	1,420,761	203,167

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net revenues
-Third-party revenues	968,869	809,445	662,817	94,782
-Inter-company revenues	179,587	124,738	103,447	14,793
Net loss	(112,791)	(10,456)	(37,019)	(5,294)

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Net cash generated from/ (used in) operating activities	24,582	(93,440)	(18,752)	(2,682)
Net cash used in investing activities	(1,092,190)	(1,286,652)	(1,497,683)	(214,166)
Net cash generated from financing activities	1,115,463	1,377,541	1,421,314	203,245